Note 9 - Income Taxes - Summary of Income Before Taxes, Domestic and Foreign (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
United States			$ (5.1)	$ (4.9)
Foreign			(24.0)	(20.5)
Loss before tax	$ (5.3)	$ (10.0)	$ (29.1)	$ (25.4)